Shareholders' Equity (Share Capital) (Details) In Thousands, except Share data, unless otherwise specified			12 Months Ended		22 Months Ended		1 Months Ended
	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 STINS COMAN [Member] USD ($)	Dec. 31, 2011 STINS COMAN [Member] USD ($)	Apr. 05, 2013 STINS COMAN [Member] USD ($)	Jun. 30, 2009 STINS COMAN [Member] USD ($)	Sep. 30, 2012 Technology Purchase Agreement [Member] USD ($)	Jun. 26, 2012 Technology Purchase Agreement [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, shares outstanding	7,695,917	5,211,247
Share capital, par value per share	0.8	0.8
Debt agreement, borrowing capacity			$ 35,000			$ 10,000
Debt instrument, annual interest rate			2.47%					2.47%
Debt instrument, debt agreement, incremental borrowing limit			5,000
Debt conversion, conversion premuim, percentage			10.00%
Debt instrument, borrowings during the period			10,600	4,300	20,900
Debt conversion, original debt amount			8,000	5,400	20,900
Debt conversion, price per share							$ 2.67
Debt conversion, shares issued			2,265,857	1,222,667	5,812,303		218,813
Total purchase price								583,270
Revenue sharing, percent of proceeds from sale or use of technology								3.00%
Debt instrument, face amount								$ 583,270